Taxation (Reconciliation Between Statutory and Effective Tax Rates on Income from Operations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxation Abstract
Statutory Rate	35.00%	35.00%	35.00%
Foreign jurisdiction statutory income tax rates	(9.50%)	(10.20%)	(9.80%)
State taxes, net of federal tax effect	1.40%	1.50%	1.20%
Change in valuation allowance for unrecognized tax losses	0.80%	1.60%	2.30%
Other	0.70%	0.10%	0.90%
(Gains)/losses attributable to noncontrolling interests	3.10%	3.40%	(6.10%)
Effective tax rate per Consolidated Statements of Income	31.50%	31.40%	23.50%